SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended
Mar. 31, 2016
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%